Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Nature of Operations [Abstract]
Schedule of consolidated VIE and subsidiaries
Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China (“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”)(1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”)(2)	September 18, 2020	PRC

(1)	Wholly owned subsidiary of Hongli Shandong
(2)	Haozhen Shandong is jointly established by Hongli Shandong and Sungda Tech Co., Ltd., a 30% owner of Haozhen Shandong

Schedule of consolidated financial information of the VIE and VIE’s subsidiaries
	As of December 31,
	2022	2021
ASSETS
Current assets:
Cash and cash equivalents	$2,085,033	$484,389
Restricted cash	29,006	47,073
Accounts receivable	7,429,904	5,009,547
Notes receivable	302,775	892,507
Inventories, net	2,613,549	2,967,987
Due from a related party	-	1,503
Prepaid expense and other current assets	1,604,134	1,995,007
Total current assets	14,064,401	11,398,013
Non-current assets
Property, plant and equipment, net	12,300,491	4,623,153
Prepayment for purchase of Yingxuan Assets	3,535,975	3,640,859
Intangible assets, net	4,961,881	722,359
Finance lease right-of-use assets, net	1,299,217	1,372,169
Other non-current assets	2,174	89,193
TOTAL ASSETS	$36,164,139	$21,845,746
Net Assets	$13,474,693	$11,488,596

LIABILITIES
Current liabilities
Short-term loans	$6,015,975	$5,655,019
Accounts payable	2,957,110	2,447,982
Security deposit received for sales of properties	1,449,633	-
Due to related parties	607,236	120,980
Income tax payable	136,544	119,958
Finance lease obligation, current	315,780	533,808
Accrued expenses and other payables	955,676	808,474
Total current liabilities	12,437,954	9,686,221
Long-term loans	10,147,428	-
Long-term payable	42,220	378,799
Finance lease obligation, non-current	46,623	292,130
Deferred tax liability	15,221	-
TOTAL LIABILITIES	$22,689,446	$10,357,150

Schedule of consolidated operating informationof the VIE and VIE’s subsidiaries
	For the Years Ended December 31,
	2022	2021	2020
Revenues, net	$20,283,245	$21,713,138	$11,158,820
Gross profit	$7,008,493	$7,654,308	$4,452,517
Income from operations	$2,921,322	$3,935,411	$2,469,504
Net income	$2,932,363	$3,202,212	$2,423,941